Description of business and significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2011
Description of business and significant accounting policies and practices [Abstract]
Computation and reconciliation of earnings per common share
Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2011			2010			2009
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(35)			(44)			(14)
Income allocated to common stock for basic EPS calculation	$2,201	1,151	$1.91	$3,184	1,199	$2.66	$1,456	1,260	$1.16

Adjustment for dilutive shares:
Stock-based compensation plans		20			14			9

Diluted EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(34)			(44)			(14)
Income allocated to common stock for diluted EPS calculation	$2,202	1,171	$1.88	$3,184	1,213	$2.62	$1,456	1,269	$1.15